Supplement to the

Fidelity® Limited Term Bond Fund (FJRLX)

A Class of shares of Fidelity Advisor® Limited Term Bond Fund

A Fund of Fidelity Advisor Series II

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2013

The following information supplements similar information found in the "Management Contract"section beginning on page 37.

The following table provides information relating to other accounts managed by Mr. Prothro as of November 30, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	2	11
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,403	$ 1,001	$ 4,333
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Advisor Limited Term Bond Fund ($488 (in millions) assets managed).

As of November 30, 2013, the dollar range of shares of Fidelity Advisor Limited Term Bond Fund beneficially owned by Mr. Prothro was none.

BTLB-13-01  December 31, 2013
1.9585943.100